Reinsurance (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2018	2017	2016
Direct	$199,289	$185,875	$163,745
Assumed - non-affiliate	685	672	652
Ceded
Affiliate	(1,972)	(1,730)	(1,607)
Non-affiliate	(17,361)	(17,705)	(18,200)

Premiums and contract charges, net of reinsurance	$180,641	$167,112	$144,590

Schedule of Effects of Reinsurance on Contract Benefits

The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in thousands)	2018	2017	2016
Direct	$248,008	$237,998	$219,527
Assumed - non-affiliate	586	550	900
Ceded
Affiliate	(55)	(882)	1,331
Non-affiliate	(10,961)	(7,173)	(13,355)

Contract benefits, net of reinsurance	$237,578	$230,493	$208,403

Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds

The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in thousands)	2018	2017	2016
Direct	$96,002	$102,164	$107,522
Assumed - non-affiliate	13	18	9
Ceded
Non-affiliate	(4,533)	(4,805)	(4,770)

Interest credited to contractholder funds, net of reinsurance	$91,482	$97,377	$102,761